Securitizations and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
Dec. 31, 2016 and Dec. 31, 2015. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated at Dec. 31, 2016
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	979		—	979
Other assets	252		—	252
Total assets	$1,231	(a)	$400	$1,631
Trading liabilities	$282		$—	$282
Other liabilities	33		363	396
Total liabilities	$315	(a)	$363	$678
Nonredeemable noncontrolling interests	$618	(a)	$—	$618

(a)	Includes VMEs with assets of $114 million, liabilities of $3 million and nonredeemable noncontrolling interests of $25 million.

Investments consolidated at Dec. 31, 2015
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	1,228		—	1,228
Other assets	173		—	173
Total assets	$1,401	(a)	$400	$1,801
Trading liabilities	$229		$—	$229
Other liabilities	17		359	376
Total liabilities	$246	(a)	$359	$605
Nonredeemable noncontrolling interests	$738	(a)	$—	$738

(a)	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
Dec. 31, 2016 and Dec. 31, 2015, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2016
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$2,442	$369	$2,811

Non-consolidated VIEs at Dec. 31, 2015
(in millions)	Assets	Liabilities	Maximum loss exposure
Other (a)	$1,754	$393	$2,147

(a)	The presentation of non-consolidated VIEs was adjusted to place them on a basis comparable with the current period.